Expense Example, No Redemption - Allspring Municipal Fixed Income Funds - C	Jun. 30, 2025 USD ($)
California Limited-Term Tax-Free Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 158
Expense Example, No Redemption, 3 Years	504
Expense Example, No Redemption, 5 Years	875
Expense Example, No Redemption, 10 Years	1,916
California Tax-Free Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	153
Expense Example, No Redemption, 3 Years	493
Expense Example, No Redemption, 5 Years	857
Expense Example, No Redemption, 10 Years	1,882
High Yield Municipal Bond Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	158
Expense Example, No Redemption, 3 Years	536
Expense Example, No Redemption, 5 Years	939
Expense Example, No Redemption, 10 Years	2,066
Intermediate Tax/AMT-Free Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	145
Expense Example, No Redemption, 3 Years	481
Expense Example, No Redemption, 5 Years	841
Expense Example, No Redemption, 10 Years	1,855
Minnesota Tax-Free Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	162
Expense Example, No Redemption, 3 Years	517
Expense Example, No Redemption, 5 Years	896
Expense Example, No Redemption, 10 Years	1,959
Municipal Bond Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	152
Expense Example, No Redemption, 3 Years	471
Expense Example, No Redemption, 5 Years	813
Expense Example, No Redemption, 10 Years	1,779
Pennsylvania Tax-Free Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	152
Expense Example, No Redemption, 3 Years	519
Expense Example, No Redemption, 5 Years	912
Expense Example, No Redemption, 10 Years	2,011
Short-Term Municipal Bond Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	140
Expense Example, No Redemption, 3 Years	464
Expense Example, No Redemption, 5 Years	811
Expense Example, No Redemption, 10 Years	1,790
Strategic Municipal Bond Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	157
Expense Example, No Redemption, 3 Years	486
Expense Example, No Redemption, 5 Years	839
Expense Example, No Redemption, 10 Years	1,835
Ultra Short-Term Municipal Income Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	127
Expense Example, No Redemption, 3 Years	435
Expense Example, No Redemption, 5 Years	764
Expense Example, No Redemption, 10 Years	1,698
Wisconsin Tax-Free Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	148
Expense Example, No Redemption, 3 Years	509
Expense Example, No Redemption, 5 Years	895
Expense Example, No Redemption, 10 Years	$ 1,978